Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for Non-PEO NEO	Compensation Actually Paid to Non-PEO NEO	Net Income (Loss)
	(1)	(2)	(3)	(4)
2025	$11,831,401	$4,298,173	$8,016,906	$3,523,904	$(78,994,000)
2024	$1,021,244	$892,126	$609,802	$584,633	$(51,409,000)
2023	$495,027	$365,884	$329,987	$267,567	$(18,721,000)

(1) The dollar amounts reported in this column are the amounts of total compensation reported for the applicable PEO in the Summary Compensation Table for the applicable fiscal year. Nathaniel Bradley served as the Company’s PEO for fiscal 2025, and Brett Moyer served as the Company’s PEO for fiscal 2024 and fiscal 2023.

(2) The dollar amounts reported in this column represent the amount of “compensation actually paid” to the applicable PEO, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during the applicable year. For information regarding the adjustments made to the applicable PEO’s total compensation reported in the Summary Compensation Table in calculating compensation actually paid, see the table under “PEO Equity Award Adjustments” below.

(3) The dollar amounts reported in this column represent the average of the amounts of total compensation reported in the Summary Compensation Table for the Non-PEO NEOs for the applicable fiscal year. The Non-PEO NEOs included in the calculation for each applicable fiscal year are identified above.

(4) The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. For information regarding the adjustments made to the average total compensation reported for the Non-PEO NEOs in calculating average compensation actually paid, see the table under “Non-PEO NEO Equity Award Adjustments” below.

(5) Total stockholder return is calculated based on an initial fixed investment of $100 in the Common Stock on December 31, 2022, assuming reinvestment of dividends.

PEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards for PEO(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to PEO
2025	$11,831,401	$(11,393,071)	$3,557,377	$0	$302,465	$0	$4,298,173
2024	$1,021,244	$(564,531)	$-	$-	$509,652	$(74,239)	$892,126
2023	$495,027	$(90,000)	$7,308	$(28,776)	$1,638	$(19,314)	$365,884

(1)            Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.

Non-PEO NEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEO” column in the table above, the following amounts were deducted from and added to (as applicable) the “Total” compensation of our Non-PEO NEO as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-PEO NEO	Reported Value of Equity Awards for Non-PEO NEO(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-PEO NEO
2025	$8,016,906	$(7,308,762)	$2,584,496	$0	$231,264	$0	$3,523,904
2024	$609,802	$(150,804)	$-	$-	$130,263	$(4,628)	$584,633
2023	$329,987	$(62,400)	$5,065	$(3,197)	$1,131	$(3,019)	$267,567

(1)	Represents the grant date fair value of the equity awards to our Non-PEO NEO, as reported in the Summary Compensation Table.

Named Executive Officers, Footnote

(1) The dollar amounts reported in this column are the amounts of total compensation reported for the applicable PEO in the Summary Compensation Table for the applicable fiscal year. Nathaniel Bradley served as the Company’s PEO for fiscal 2025, and Brett Moyer served as the Company’s PEO for fiscal 2024 and fiscal 2023.

PEO Total Compensation Amount	$ 11,831,401	$ 1,021,244	$ 495,027
PEO Actually Paid Compensation Amount	$ 4,298,173	892,126	365,884
Adjustment To PEO Compensation, Footnote

(2) The dollar amounts reported in this column represent the amount of “compensation actually paid” to the applicable PEO, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to the applicable PEO during the applicable year. For information regarding the adjustments made to the applicable PEO’s total compensation reported in the Summary Compensation Table in calculating compensation actually paid, see the table under “PEO Equity Award Adjustments” below.

PEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to PEO” column in the table above, the following amounts were deducted from and added to (as applicable) our PEO’s “Total” compensation as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards for PEO(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to PEO
2025	$11,831,401	$(11,393,071)	$3,557,377	$0	$302,465	$0	$4,298,173
2024	$1,021,244	$(564,531)	$-	$-	$509,652	$(74,239)	$892,126
2023	$495,027	$(90,000)	$7,308	$(28,776)	$1,638	$(19,314)	$365,884

(1)            Represents the grant date fair value of the equity awards to our PEO, as reported in the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 8,016,906	609,802	329,987
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,523,904	584,633	267,567
Adjustment to Non-PEO NEO Compensation Footnote

(3) The dollar amounts reported in this column represent the average of the amounts of total compensation reported in the Summary Compensation Table for the Non-PEO NEOs for the applicable fiscal year. The Non-PEO NEOs included in the calculation for each applicable fiscal year are identified above.

(4) The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. For information regarding the adjustments made to the average total compensation reported for the Non-PEO NEOs in calculating average compensation actually paid, see the table under “Non-PEO NEO Equity Award Adjustments” below.

Non-PEO NEO Equity Award Adjustment Breakout

To calculate the amounts in the “Compensation Actually Paid to Non-PEO NEO” column in the table above, the following amounts were deducted from and added to (as applicable) the “Total” compensation of our Non-PEO NEO as reported in the Summary Compensation Table:

Year	Summary Compensation Table Total for Non-PEO NEO	Reported Value of Equity Awards for Non-PEO NEO(1)	Fair Value as of Year End for Awards Granted During the Year	Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years	Fair Value of Awards Granted and Vested During the Year	Fair Value Increase or Decrease from Prior Year end for Awards that Vested during the Year	Compensation Actually Paid to Non-PEO NEO
2025	$8,016,906	$(7,308,762)	$2,584,496	$0	$231,264	$0	$3,523,904
2024	$609,802	$(150,804)	$-	$-	$130,263	$(4,628)	$584,633
2023	$329,987	$(62,400)	$5,065	$(3,197)	$1,131	$(3,019)	$267,567
(1)	Represents the grant date fair value of the equity awards to our Non-PEO NEO, as reported in the Summary Compensation Table.

Net Income (Loss)	$ (78,994,000)	(51,409,000)	(18,721,000)
PEO Name	Nathaniel Bradley
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,393,071)	(564,531)	(90,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,557,377		7,308
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		(28,776)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	302,465	509,652	1,638
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(74,239)	(19,314)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,308,762)	(150,804)	(62,400)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,584,496		5,065
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		(3,197)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,264	130,263	1,131
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (4,628)	$ (3,019)